Segment Reporting, Geographical Information	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting, Geographical Information [Abstract]
SEGMENT REPORTING, GEOGRAPHICAL INFORMATION

5.   SEGMENT REPORTING, GEOGRAPHICAL INFORMATION

(a) Business segments

The Company operates in two business segments: Vycor Medical, which focuses on devices for neurosurgery; and NovaVision, which focuses on neuro stimulation therapies and diagnostic devices for the treatment and screening of vision field loss and which includes Sight Science. Set out below are the revenues, gross profits and total assets for each segment.

	Three Months Ended March 31,
	2014	2013
Revenue:
Vycor Medical	$263,711	$130,665
NovaVision	94,411	101,009
Total Revenue	$358,122	$231,674
Gross Profit:
Vycor Medical	$233,409	$116,279
NovaVision	81,756	85,377
Total Gross Profit	$315,165	$201,656

	March 31, 2014	December 31, 2013
Total Assets:
Vycor Medical	$3,562,302	$799,120
NovaVision	1,299,036	1,316,130
Total Assets	$4,861,338	$2,115,250

(b) Geographic information

The Company operates in two geographic segments, the United States and Europe. Set out below are the revenues, gross profits and total assets for each segment.

	Three Months Ended March 31,
	2014	2013
Revenue:
United States	$293,161	$156,785
Europe	64,961	63,336
Total Revenue	$358,122	$220,121
Gross Profit:
United States	$258,241	$156,188
Europe	$56,924	45,468
Total Gross Profit	$315,165	$201,656

	March 31, 2014	December 31, 2013
Total Assets:
United States	$4,413,757	$1,604,142
Europe	447,581	511,108
Total Assets	$4,861,338	$2,115,250

4. SEGMENT REPORTING, GEOGRAPHICAL INFORMATION

(a) Business segments

The Company operates in two business segments: Vycor Medical, which focuses on devices for neurosurgery; and NovaVision, which focuses on neuro stimulation therapies and diagnostic devices for the treatment and screening of vision field loss. Set out below are the revenues, gross profits and total assets for each segment.

	December 31,
	2013	2012
Revenue:
Vycor Medical	$724,367	$770,676
NovaVision	365,007	434,587
Total Revenue	$1,089,374	$1,205,263
Gross Profit:
Vycor Medical	$628,839	$668,729
NovaVision	306,703	357,004
Total Gross Profit	$935,542	$1,025,733
Total Assets:
Vycor Medical	$799,120	$1,055,026
NovaVision	1,316,130	1,506,134
Total Assets	$2,115,250	$2,561,160

(b) Geographic information. The Company operates in two geographic segments, the United States and Europe. Set out below are the revenues, gross profits and total assets for each segment.

	December 31,
	2013	2012
Revenue:
United States	$858,751	$952,256
Europe	230,623	253,007
Total Revenue	$1,089,374	$1,205,263
Gross Profit:
United States	$732,404	$810,809
Europe	203,138	214,924
Total Gross Profit	$935,542	$1,025,733
Total Assets:
United States	$1,604,142	$1,935,638
Europe	511,108	625,522
Total Assets	$2,115,250	$2,561,160